Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Contractual obligation, Fiscal Maturity Schedule 2 [Table Text Block]
The following table sets forth the Company’s total contractual obligations at December 31, 2014 that are not shown elsewhere in the notes to consolidated financial statements:

	Year ending December 31,
	2015	2016	2017	2018	2019	Thereafter	Total
Interest payments (1)	$6,548	$6,444	$6,351	$6,278	$4,254	$—	$29,875
Commitment fees (2)	7,612	1,330	—	—	—	—	8,942
Commercial management fee (3)	219	219	—	—	—	—	438
Technical management fee (4)	400	400	—	—	—	—	800
	$14,779	$8,393	$6,351	$6,278	$4,254	—	$40,055

(1)
Represents the interest payments on outstanding balances of Senior Notes at 7.5% per annum and bank loans, for which the LIBOR rate in effect as of December 31, 2014 of 0.2356% plus a margin of 2.925%.

(2)
Represents the commitment fees we will pay under our three credit facilities at December 31, 2014 on which we are incurring commitment fees (as defined in Note 12, the $67.5 Million Senior Secured Credit Facility, the $330.0 Million Senior Secured Credit Facility and the $409.0 Million Senior Secured Credit Facility). Such fees are calculated on the undrawn portion of these credit facilities and assume that the committed amount of each vessel will be drawn when the vessel collateralizing the credit facility is delivered from the shipyards.

(3)	Represents the commercial management fee we pay to SCM of $300 per day for each vessel that we own based on the two vessels we owned as of December 31, 2014.

(4)	Represents the annual technical management fee we pay to SSM of $200,000 per vessel that we own based on the two vessels we owned as of December 31, 2014.

Schedule of Time-Charter in of Dry Bulk Vessels
Time chartered-in vessels
The Company has agreed to time charter-in 20 drybulk vessels. The terms of the time charter-in contracts are summarized as follows:

Vessel Type	Year Built	DWT	Where Built	Daily Base Rate	Earliest Expiry
Post-Panamax	2012	98,700	China	$13,000	15-Oct-16 (1)
Post-Panamax	2009	93,000	China	See Note (2)	09-May-15 (2)
Post-Panamax	2011	93,000	China	$9,500	11-Aug-15 (3)
Kamsarmax	2014	82,500	South Korea	$12,000	23-Jul-15 (4)
Kamsarmax	2009	82,500	Japan	$14,500	28-Jan-15 (5)
Kamsarmax	2012	82,000	South Korea	$15,500	23-Jul-17 (6)
Kamsarmax	2011	81,900	South Korea	$12,750	04-Mar-15 (7)
Kamsarmax	2011	81,500	South Korea	$15,000	15-Jan-16 (8)
Kamsarmax	2012	81,000	South Korea	$15,000	06-Mar-15 (9)
Kamsarmax	2012	79,500	China	$14,000	07-Feb-15 (10)
Panamax	2004	77,500	China	$14,000	03-Jan-17 (11)
Panamax	2014	77,000	Japan	$16,000	10-Jan-15 (12)
Panamax	2014	76,000	China	See Note (13)	19-Jun-15 (13)
Panamax	2007	75,500	South Korea	$13,750	17-Feb-15 (14)
Ultramax	2010	61,000	Japan	$14,200	01-Apr-17 (15)
Supramax	2010	58,000	China	$14,250	12-Dec-15 (16)
Supramax	2011	58,000	China	$13,750	13-Jan-15 (17)
Supramax	2008	58,000	China	$12,250	13-Jun-16 (18)
Supramax	2015	55,000	Japan	$14,000	27-Jan-18 (19)
Handymax	2002	48,500	Japan	$12,000	31-Jan-17 (20)
Aggregate TC DWT		1,500,100

(1)
This vessel has been time chartered-in for 21 to 25 months, with such term to be determined at the Company’s option at $13,000 per day. The Company has the option to extend this time charter for one year at $14,000 per day. The vessel was delivered February 22, 2015.

(2)
This vessel has been time chartered-in for ten to 14 months at the Company's option at a rate of 90% of the Baltic Panamax 4TC Index. The Company has the option to extend this time charter for an additional ten to 14 months at the same rate of hire. The vessel was delivered on July 9, 2014.

(3)
This vessel has been time chartered-in for 11 to 13 months, with such term to be determined at the Company’s option at $9,500 per day. The Company has the option to extend this time charter for one year at $11,500 per day. The vessel was delivered on September 11, 2014.

(4)
This vessel has been time chartered-in for 11 to 14 months, with such term to be determined at the Company’s option at $12,000 per day. The Company has the option to extend this time charter for one year. The vessel was delivered on August 22, 2014.

(5)
This vessel has been time chartered-in for 11 to 13 months, with such term to be determined at the Company’s option at $14,500 per day. The Company has the option to extend this time charter for one year at $15,500 per day. The vessel was delivered on March 8, 2014 and was returned to its owner on January 28, 2015.

(6)
This vessel has been time chartered-in for 39 to 44 months, with such term to be determined at the Company’s option at $15,500 per day. The Company has the option to extend this time charter for one year at $16,300 per day. The vessel was delivered on April 23, 2014.

(7)
This vessel has been time chartered-in for 11 to 13 months, with such term to be determined at the Company’s option at $12,750 per day. The Company has the option to extend this time charter for one year at $13,750 per day. The vessel was delivered on May 3, 2014 and was returned to its owner on March 4, 2015.

(8)
This vessel has been time chartered-in for 23 to 28 months, with such term to be determined at the Company’s option at $15,000 per day. The Company has the option to extend the charter for an additional 11 to 13 months at $16,000 per day. The vessel was delivered on February 15, 2014.

(9)
This vessel has been time chartered-in for 12 to 14 months, with such term to be determined at the Company’s option at $15,000 per day. The vessel was delivered on February 10, 2014 and was returned to its owner on March 6, 2015.

(10)
This vessel has been time chartered-in for 11 to 14 months, with such term to be determined at the Company’s option at $14,000 per day. The Company has the option to extend the charter for an additional 11 to 14 months at $14,750 per day. The vessel was delivered on February 23, 2014 and was returned to its owner on February 7, 2015.

(11)	This vessel has been time chartered-in for 32 to 38 months, at the Company’s option at $14,000 per day. The vessel was delivered on May 3, 2014.

(12)
This vessel has been time chartered-in for 12 to 13 months, with such term to be determined at the Company’s option at $16,000 per day. The vessel was delivered on March 4, 2014 and was returned to its owner on January 10, 2015, for which the Company incurred a fee of $375 for the early redelivery of this vessel.

(13)
This vessel has been time chartered-in for ten to 13 months, with at the Company’s option at $5,000 per day for the first 40 days and $10,000 per day thereafter. The Company has the option to extend the charter for an additional year. The vessel was delivered on August 10, 2014.

(14)
This vessel has been time chartered-in for 11 to 13 months, with such term to be determined at the Company’s option at $13,750 per day. The Company has the option to extend the charter for an additional year at $14,750 per day. This vessel was delivered on March 14, 2014 and was returned to its owner on February 17, 2015.

(15)
This vessel has been time chartered-in for three years at $14,200 per day. The Company has options to extend the charter for up to three consecutive one year periods at $15,200 per day, $16,200 per day and $17,200 per day, respectively. The vessel was delivered on April 13, 2014.

(16)
This vessel has been time chartered-in for 20 to 24 months, with such term to be determined at the Company’s option at $14,250 per day. The Company has the option to extend the charter for an additional ten to 12 months at $14,850 per day. The vessel was delivered on April 12, 2014.

(17)
This vessel has been time chartered-in for ten to 13 months, with such term to be determined at the Company’s option at $13,750 per day. The vessel was delivered on March 18, 2014 and was returned to its owner on January 13, 2015.

(18)
This vessel has been time chartered-in for 21 to 25 months, with such term to be determined at the Company’s option at $12,250 per day. The Company has the option to extend this time charter for one year at $13,000 per day. The vessel was delivered on September 13, 2014.

(19)
This vessel has been time chartered-in for three years at $14,000 per day. The Company has options to extend the charter for up to two consecutive one year periods at $15,000 per day and $16,000 per day, respectively. The vessel was delivered January 27, 2015.

(20)
This vessel has been time chartered-in for 34 to 37 months, with such term to be determined at the Company’s option at $12,000 per day. The Company has options to extend the charter for up to three consecutive one year periods at $12,750 per day, $13,600 per day and $14,800 per day, respectively. The vessel was delivered on March 31, 2014.

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
As of December 31, 2014, the Company’s estimated commitments through the expected delivery dates of the 71 vessels under construction aggregate approximately $1,814,350, which will be payable as follows:

2015	$1,181,099
2016	633,251
$1,814,350
As of December 31, 2014, the Company’s estimated commitments for the seven vessels under construction classified as assets held for sale through the expected delivery dates aggregate approximately $295,305, which will be payable as follows:

2015	$92,906
2016	175,013
2017	27,386
$295,305
As of December 31, 2014, we had a cash balance of $272,673 to fund these future newbuilding commitments; however, a significant portion of our remaining commitments are currently unfunded. If we are not able to borrow additional funds, raise other capital or utilize available cash on hand, we may not be able to acquire these newbuilding vessels, which could have a material adverse effect on our business, financial condition, results of operations and cash flows.
During the year ended December 31, 2014, the Company incurred charterhire expense of $73,214. As of December 31, 2014, the Company had time chartered-in 20 drybulk vessels. The future estimated minimum charterhire payments for the 19 vessels on fixed dollar amount time charters, excluding the vessel time chartered-in at a rate based on an index and excluding optional periods, are as follows:

2015	$54,951
2016	31,513
2017	9,978
2018	378
$96,820